United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calender Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing the Report:
   Name:  Heritage Financial Management, LLC
Address:  614 East High Street
          Charlottesville, VA 22902

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell J. Bell
Title:    Managing Director
Phone:    804-977-4420
Signature, Place, and Date of Signing:
Russell J Bell     Charlottesville, VA     May 5, 2000

Report Type (Check only one.):
[X]     13F Holdings Report.
[ ]     13F Notice
[ ]     13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             53
Form 13F Information Table Value Total:    116,929,000

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FORM 13F
March 31, 2000

                                                                        Voting Authority
                                                                        ------------------------
                        Value   Shares/ Sh/     Put/    Invstmt
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
--------------------------------------- ---     ----    ------- --------------------------------

D       A A R COCOM     00036110    1371   82170SH      Sole               82170
D       ABBOTT LCOM     00282410    1182   33600SH      Sole               33600
D       ALLEGHANCOM     01717510    1008    5360SH      Sole                5360
D       ALLIANCECOM     01855a10    5975  144189SH      Sole              144189
D       AMERICANCOM     02581610    8659   58137SH      Sole               58137
D       AMERICANCOM     02660910    2706   50352SH      Sole               50352
D       AMERICANCOM     02687410    2512   22944SH      Sole               22944
D       AMGEN INCOM     03116210    1969   32083SH      Sole               32083
D       APACHE ECOM     03741110    2074   41693SH      Sole               41693
D       BERKSHIRCOM     08467010    1602      28SH      Sole                  28
D       BERKSHIRCOM     08467020     213     117SH      Sole                 117
D       BP AMOCOCOM     05562210     202    3802SH      Sole                3802
D       BRISTOL COM     11012210    1944   34039SH      Sole               34039
D       BROWN-FOCOM     11563720    2790   51250SH      Sole               51250
D       CHEVRON COM     16675110    1750   18930SH      Sole               18930
D       CHUBB COCOM     17123210     405    6000SH      Sole                6000
D       CITIGROUCOM     17296710    4399   73472SH      Sole               73472
D       DU PONT COM     26353410     582   11000SH      Sole               11000
D       EXXON MOCOM     30231g10    2890   37050SH      Sole               37050
D       FREDDIE COM     31340030    4686  106041SH      Sole              106041
D       GENERAL COM     36960410    2148   13800SH      Sole               13800
D       GILLETTECOM     37576610     452   12000SH      Sole               12000
D       IBM     COM     45920010    2237   18900SH      Sole               18900
D       JOHNSON COM     47816010    2972   42312SH      Sole               42312
D       KIMBERLYCOM     49436810     448    8000SH      Sole                8000
D       LEHMAN BCOM     52490810    1322   13631SH      Sole               13631
D       MANPOWERCOM     56418H10    1865   52539SH      Sole               52539
D       MARSH & COM     57174810    1191   10800SH      Sole               10800
D       MCDONALDCOM     58013510    2295   61409SH      Sole               61409
D       MERCK & COM     58933110    2182   35120SH      Sole               35120
D       MEREDITHCOM     58943310    3598  129959SH      Sole              129959
D       MILACRONCOM     59870910    1458  100984SH      Sole              100984
D       MORGAN SCOM     61744644    2834   34202SH      Sole               34202
D       NABISCO COM     62952610     546   16935SH      Sole               16935
D       PENTAIR COM     70963110    1001   27000SH      Sole               27000
D       PFIZER ICOM     71708110    6807  186187SH      Sole              186187
D       PHILLIPSCOM     71850710    1520   32864SH      Sole               32864
D       PITNEY-BCOM     72447910     349    7800SH      Sole                7800
D       PROGRESSCOM     74331510    2069   27198SH      Sole               27198
D       QUAKER OCOM     74740210     958   15800SH      Sole               15800
D       R & B FACOM     74912e10    2755  139947SH      Sole              139947
D       SCHERINGCOM     80660510    1095   29400SH      Sole               29400
D       SCHLUMBECOM     80685710    4572   59769SH      Sole               59769
D       SEALED ACOM     81211k10    4086   75230SH      Sole               75230
D       TEXACO ICOM     88169410     505    9400SH      Sole                9400
D       TIME-WARCOM     88731510    5016   50160SH      Sole               50160
D       TRANSOCECOM     g9007810     597   11626SH      Sole               11626
D       UNION PACOM     90783410    1043   71950SH      Sole               71950
D       USX MARACOM     90290582     741   28427SH      Sole               28427
D       ROCHE HOCOM     77119510    1711   15587SH      Sole               15587
D       TELEFONICOM     87938220    3718   49988SH      Sole               49988
D       TOTAL FICOM     89151E10    1954   26538SH      Sole               26538
D       TOTAL FICOM     e9054166    1961   12985SH      Sole               12985
S REPORT      53DATA REC          116929        0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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